TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

21.TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal and state Income Tax (graduated income tax rate were 21% in 2023, 2024 and 2025 on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas, as such it is subject to Texas Franchise Tax. The amount of current income tax for federal and state for US Proton was RMB404, negative RMB2,183 and RMB0.70 (US$0.10) for the years ended December 31, 2023, 2024, and 2025.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own, which was disposed in 2022 as a subsidiary of Guofu Huimei (Note 4). No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2024 and 2025. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Group has no assessable profits for the year presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2020 to 2025 remain subject to examination by the tax authorities.

Loss before income taxes consists of:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Non – PRC	20,824	(36,488)	19,592	2,802
PRC	(576,418)	(633,092)	(392,948)	(56,191)
	(555,594)	(669,580)	(373,356)	(53,389)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current tax expense (benefit)
- PRC	(8,179)	(1,127)	13,875	1,984
- Non PRC	1,165	(1,142)	197	28
Total current tax expense (benefit)	(7,014)	(2,269)	14,072	2,012
Deferred tax benefit
- PRC	(16,135)	(15,851)	(6,335)	(906)
- Non PRC	(1,424)	615	(1,673)	(239)
Total deferred tax expense (benefit)	(17,559)	(15,236)	(8,008)	(1,145)
Total provision for (benefit from) income taxes	(24,573)	(17,505)	6,064	867

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows (in thousands, except for percentages):

Amount
RMB
PRC statutory tax rate	(98,237)
Foreign tax effects	8,663
Non-taxable income	(6,825)
Non-deductible expenses	4,066
Statutory expense	39,018
Interest and penalty	163
Deferred tax expense	1,996
Changes of valuation allowance	57,023
Withholding tax	197
Effective tax rate	6,064

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows (in thousands):

	For the Years Ended December 31,
	2023	2024
	RMB	RMB
Loss before income taxes	(555,594)	(669,580)
Income tax computed at the tax rate of 25%	(138,899)	(167,396)
Effect of different tax rates in different jurisdictions	(5,178)	12,338
Non-deductible expenses	18,287	14,108
Non-taxable income	(6,447)	(1,027)
Statutory income (expense)	51,631	(14,740)
Interest and penalty	(6,121)	(2,473)
Deferred tax expense	3,357	11,929
Changes of valuation allowance	58,030	128,716
Withholding tax	767	1,040
	(24,573)	(17,505)

Deferred Tax

The components of deferred taxes are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	540,787	591,962	84,649
Foreign exchange loss	2,140	3,813	545
Depreciation and amortization	16,212	18,837	2,694
Property, plant and equipment impairment	1,914	2,253	322
Deposits for non-current assets	17,725	17,725	2,535
Allowance for doubtful accounts	51,153	49,297	7,049
Lease liabilities	45,536	41,640	5,954
Other long-term assets	94,563	97,812	13,987
Equity investment	7,105	7,130	1,020
Others	10,506	7,890	1,128
Total deferred tax assets	787,641	838,359	119,883
less: Valuation allowance**	(751,370)	(807,650)	(115,492)
Net deferred tax assets	36,271	30,709	4,391

Deferred tax liabilities
Equity investment	(999)	(41)	(6)
Property, plant and equipment	(16,110)	(16,747)	(2,395)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(447)
Intangible assets	(65,998)	(58,054)	(8,302)
Right-of-use assets	(32,497)	(29,165)	(4,171)
Others	(411)	1,422	205

Total deferred tax liabilities	(119,141)	(105,711)	(15,116)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(82,870)	(75,002)	(10,725)
*

As of December 31, 2025, the Group had net operating losses from several of its PRC and oversea entities of RMB2,367,847 (US$338,598), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2026 to 2029. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The movement of valuation allowance is as follows:

	For the Year Ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of year	(623,044)	(751,370)	(107,444)
Change of valuation allowance in the current year	(128,326)	(56,280)	(8,048)
Balance at the end of year	(751,370)	(807,650)	(115,492)

Unrecognized Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of year	63,899	67,799	9,695
Changes based on tax positions related to the current year	—	—	—
Additions related to prior year tax position	5,469	8,956	1,281
Decreases related to prior year tax position	(610)	(90)	(13)
Decrease related to disposal of CMSI	(1,011)	680	97
Decreases relating to expiration of applicable statute of limitation	(680)	(5)	(1)
Foreign currency translation	732	(1,125)	(161)
Balance at the end of year	67,799	76,215	10,898

As of December 31, 2024, and 2025, the Group had unrecognized tax benefit of RMB67,799 and RMB76,215 (US$10,898), respectively, among which, RMB32,728 and RMB34,832 (US$4,981) were presented on a net basis against the deferred tax assets related to tax losses carry forwards on the consolidated balance sheets. At December 31, 2024 and 2025, there were RMB36,036 and RMB45,385 (US$6,490) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The Group recognized a decrease amounting to RMB6,121, a decrease amounting to RMB2,473 and an increase amounting to RMB163 (US$23) in interest and penalties during the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024, and 2025, the Group recognized of interest and penalties of RMB9,433 and RMB10,315 (US$1,475), respectively. Uncertain tax benefits were recorded as other long-term liabilities.

Value-added taxes (“VAT”)

After a new VAT reform came into effect on 1 April 2019, the rental income derived from movable property leasing arrangement is subject to VAT at 13%. The technical service income is subject to VAT at 6%.